FAIR VALUE MEASURMENTS (Tables)	6 Months Ended
Jun. 30, 2017
FAIR VALUE MEASUREMENTS [Abstract]
Schedule Of Assets And Liabilities Measured At Fair Value
The Company's financial assets (liabilities) measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	June 30, 2017 (Unaudited)
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	326	-	326	-

Total financial assets	$326	$-	$326	$-

	December 31, 2016
	Fair value measurements
Description	Fair value	Level 1	Level 2	Level 3

Foreign currency derivative contracts	$7	$-	$7	$-

Total financial assets	$7	$-	$7	$-